SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) segments	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Property, plant and equipment
Property, plant and equipment, at cost	$ 595.7	$ 592.5	$ 556.4
Less: Accumulated depreciation	(188.6)	(164.3)	(114.7)
Property, plant and equipment, net	$ 407.1	$ 428.2	441.7
Number of operating segment	3	1
Machinery and equipment
Property, plant and equipment
Property, plant and equipment, at cost	$ 292.2	$ 280.7	254.8
Machinery and equipment | Minimum
Property, plant and equipment
Property, plant and equipment, useful life		10 years
Machinery and equipment | Maximum
Property, plant and equipment
Property, plant and equipment, useful life		12 years
Building
Property, plant and equipment
Property, plant and equipment, at cost	247.9	$ 243.2	234.0
Building | Minimum
Property, plant and equipment
Property, plant and equipment, useful life		30 years
Building | Maximum
Property, plant and equipment
Property, plant and equipment, useful life		40 years
Land
Property, plant and equipment
Property, plant and equipment, at cost	46.2	$ 46.7	51.7
Construction in progress
Property, plant and equipment
Property, plant and equipment, at cost	$ 9.4	$ 21.9	$ 15.9